Other liabilities - Balance sheet presentation (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities [Line Items]
Other current liabilities	$ 310,000,000
Other non-current liabilities	121,000,000
Total Other Liabilities	$ 431,000,000	$ 335,000,000
Predecessor
Other Liabilities [Line Items]
Other current liabilities		268,000,000
Other non-current liabilities		67,000,000
Total Other Liabilities		$ 335,000,000